Condensed Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 34,860	$ 137,752	$ 749,256
Prepaid expenses	240,963	330,178	489,708
Total current assets	275,823	467,930	1,238,964
Prepaid expenses – noncurrent			265,999
Investments held in Trust Account	255,825,764	253,668,826	250,036,950
Total Assets	256,101,587	254,136,756	251,541,913
Current liabilities:
Accounts payable	132,627	5,100	12,475
Accrued expenses	470,790	475,928	82,947
Promissory note – related party	41,332
Income tax payable	426,342	393,497
Franchise tax payable	51,000	53,733	182,466
Total current liabilities	1,122,091	928,258	277,888
Warrant liabilities	2,424,000	1,616,000	11,918,000
Derivative liability – forward purchase agreement	1,020,000	484,000	16,000
Deferred underwriting fee payable	8,750,000	8,750,000	8,750,000
Deferred tax liability	397,657	365,381
Total Liabilities	13,713,748	12,143,639	20,961,888
Commitments and Contingencies (Note 6)
Class A common stock, subject to possible redemption, $0.0001 par value; 25,000,000 shares at redemption value	254,850,765	252,755,071	250,000,000
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 380,000,000 shares authorized; no shares issued and outstanding (excluding 25,000,000 shares subject to possible redemption)
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 6,250,000 shares issued and outstanding	625	625	625
Additional paid-in capital
Accumulated deficit	(12,463,551)	(10,762,579)	(19,420,600)
Total stockholders’ deficit	(12,462,926)	(10,761,954)	(19,419,975)
Total Liabilities and Stockholders’ Deficit	$ 256,101,587	$ 254,136,756	$ 251,541,913